UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6610

DREYFUS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	6/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus California Intermediate Municipal Bond Fund
Statement of Investments
June 30, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--95.3%	Amount ($)	Value ($)

California--78.7%

ABAG Finance Authority for Nonprofit Corporations:
COP (Episcopal Homes Foundation) 5.25%, 7/1/2010	3,500,000	3,666,355
Revenue (San Diego Hospital Association)
5.375%, 3/1/2021	4,000,000	4,282,200

Alameda Corridor Transportation Authority, Revenue
5.125%, 10/1/2016 (Insured; MBIA)	2,000,000	2,174,740

Alameda County, COP
5.375%, 12/1/2012 (Insured; MBIA)	2,000,000	2,260,660

Alameda Unified School District (Alameda County)
Zero Coupon, 8/1/2018 (Insured; FSA)	2,000,000	1,143,220

Alta Loma School District
Zero Coupon, 8/1/2015 (Insured; FGIC)	1,000,000	672,010

Burbank, Wastewater Treatment Revenue:
5%, 6/1/2018 (Insured; AMBAC)	895,000	978,056
5%, 6/1/2019 (Insured; AMBAC)	945,000	1,028,217

California (Veterans) 5.35%, 12/1/2016	2,000,000	2,130,580

California Department of Water Resources, Revenue:
Power Supply 5.125%, 5/1/2019 (Insured; FGIC)	2,000,000	2,171,700
Water (Central Valley Project):
5.50%, 12/1/2015 (Prerefunded 12/1/2011)	225,000 a	256,097
5.50%, 12/1/2015	1,275,000	1,435,331
5%, 12/1/2016 (Insured; MBIA)	1,750,000	1,943,462
Systems 5.50%, 12/1/2015 (Insured; FGIC)	2,000,000	2,338,480

California Health Facilities Financing Authority, Revenue:
(Health Facility - Adventist Health Systems):
5%, 3/1/2017	870,000	913,613
5%, 3/1/2018	1,000,000	1,048,790
(Stanford Hospital and Clinics) 5%, 11/15/2017	2,000,000	2,146,200

California Infrastructure & Economic Development Bank,
Revenue:
(Bay Area Toll Bridges - 1st Lien)
5.25%, 7/1/2017 (Insured; FSA)	2,000,000	2,236,540
(Workers Compensation Relief)
5%, 10/1/2015 (Insured; AMBAC)	2,000,000	2,207,280

California Pollution Control Financing Authority, PCR
(Atlantic Richfield Project) 5%, 4/1/2008	2,850,000	3,007,519

California Public Works Board, LR:
(Department of Health Services - Richmond Lab):
5%, 11/1/2019 (Insured; XLCA)	1,680,000	1,836,626
5%, 11/1/2020 (Insured; XLCA)	1,275,000	1,388,207
(Department of Mental Health - Coalinga) 5.50%, 6/1/2018	2,500,000	2,817,875

California Statewide Communities Development Authority:
Apartment Development Revenue
(Irvine Apartment Communities) 5.05%, 5/15/2008	2,000,000	2,071,320
COP, Revenue (Huntington Memorial Hospital)
5.50%, 7/1/2010
(Insured; Connie Lee) (Prerefunded 7/1/2006)	2,000,000 a	2,096,540
MFHR (Equity Residential) 5.20%, 6/15/2009	2,000,000	2,122,720
Revenue:
(California Endowment) 5.25%, 7/1/2020	2,280,000	2,541,242
(Huntington Memorial Hospital) 5%, 7/1/2017	3,000,000	3,244,050

Capistrano Unified School District,
Community Facilities District, Special Tax
5%, 9/1/2019 (Insured; FGIC)	3,545,000	3,905,597

Carson Redevelopment Agency
(Area Number 1 - Tax Allocation)
5.50%, 10/1/2013 (Insured; MBIA)	1,000,000	1,146,470

Central California Joint Powers Health Financing
Authority, COP
(Community Hospitals of Central California)
6%, 2/1/2020	1,000,000	1,072,860

Central Unified School District, COP
(Financing Project) 2%, 2/1/2006 (Insured; AMBAC)	1,000,000	995,310

Contra Costa Water Authority,
Water Treatment Revenue
5%, 10/1/2016 (Insured; FGIC)	1,000,000	1,094,960

Corona Redevelopment Agency, Tax Allocation
(Merged Downtown Amended) 5%, 9/1/2016 (Insured; FGIC)	1,000,000	1,098,220

Eastern Municipal Water District, Water & Sewer Revenue,
COP 5.375%, 7/1/2017 (Insured; FGIC)	2,000,000	2,198,600

El Segundo Unified School District
5.25%, 9/1/2017 (Insured; FGIC)	1,145,000	1,285,194

Elsinore Valley Municipal Water District, COP
5.375%, 7/1/2015 (Insured; FGIC)	1,000,000	1,148,450

Escondido Unified School District
5.25%, 8/1/2016 (Insured; FSA)	1,795,000	1,989,973

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue:
7.05%, 1/1/2010	2,000,000	2,342,020
5.25%, 1/15/2012 (Insured; MBIA)	4,550,000	5,005,455
5.125%, 1/15/2019 (Insured; MBIA)	2,000,000	2,167,780

Fountain Valley School District, COP
2.50%, 11/1/2006 (Insured; AMBAC)	2,000,000	1,994,380

Golden State Tobacco Securitization Corp.,
Tobacco Settlement Revenue
(Enhanced - Asset Backed) 5.75%, 6/1/2021	3,500,000	3,780,770

Hartnell Community College District
5.25%, 8/1/2016 (Insured; MBIA)	1,880,000	2,132,710

Lancaster Financing Authority, Tax Allocation Revenue

(Project Number 5 & 6 Redevelopment Projects)
5%, 2/1/2016 (Insured; MBIA)	1,065,000	1,179,914

Lincoln Special Tax,
Community Facilities District No. 2003 5.65%, 9/1/2019	1,250,000	1,288,413

Los Angeles Community College District
5.50%, 8/1/2016 (Insured; MBIA) (Prerefunded 8/1/2011)	1,845,000 a	2,092,322

Los Angeles County Metropolitan Transportation Authority,
Sales Tax Revenue 5%, 7/1/2017 (Insured; FGIC)	1,450,000	1,572,685

Los Angeles County Public Works Financing Authority, LR
(Master Refunding Project)
5%, 12/1/2008 (Insured; MBIA)	2,000,000	2,140,320

Los Angeles Unified School District:
5.50%, 7/1/2012 (Insured; MBIA)	2,850,000	3,249,684
5.25%, 7/1/2014 (Insured; MBIA)	1,000,000	1,124,570
5.75%, 7/1/2015 (Insured; MBIA)	3,000,000	3,555,780
5%, 7/1/2017 (Insured; MBIA)	2,000,000	2,201,560
5%, 7/1/2019 (Insured; FGIC)	2,000,000 b	2,200,780

Marin Municipal Water District, COP (Financing Project)
5%, 7/1/2016 (Insured; AMBAC)	1,545,000	1,696,982

Metropolitan Water District of Southern California,
Waterworks Revenue
5.25%, 3/1/2015 (Prerefunded 3/1/2011)	3,000,000 a	3,371,040

Midpeninsula Regional Open Space District
Financing Authority, Revenue
Zero Coupon, 9/1/2015 (Insured; AMBAC)	2,825,000	1,892,185

Milpitas Redevelopment Agency, Tax Allocation
(Redevelopment Project Area Number 1):
5.25%, 9/1/2017 (Insured; MBIA)	2,000,000	2,213,020
5.25%, 9/1/2018 (Insured; MBIA)	1,000,000	1,104,290

Modesto Irrigation District, COP (Capital Improvements)
5.25%, 7/1/2016 (Insured; FSA)	1,370,000	1,504,603

North Orange County Community College District
5%, 8/1/2019 (Insured; MBIA)	1,000,000	1,099,290

Orange County Community Facilities District, Special Tax:
(Number 03-1 Ladera Ranch):
5.25%, 8/15/2019	1,100,000	1,140,029
5.30%, 8/15/2020	1,450,000	1,503,650
(Number 04-1 Ladera Ranch) 4.875%, 8/15/2021	2,355,000	2,376,101

Oxnard Financing Authority, Wastewater Revenue
5%, 6/1/2016 (Insured; FGIC)	1,000,000	1,095,700

Palomar Pomerado Health (Election of 2004)
5%, 8/1/2019 (Insured; AMBAC)	1,985,000 b	2,173,377

Pasadena Area Community College District,
Election of 2002 5%, 6/1/2017 (Insured; FGIC)	1,170,000	1,281,115

Port Oakland, Revenue 5%, 11/1/2013 (Insured; MBIA)	1,000,000	1,081,140

Rancho Water District 5.50%, 8/1/2008 (Insured; FSA)	1,670,000	1,803,299

Riverside County Public Financing Authority,
Tax Allocation Revenue (Redevelopment Projects)
5.25%, 10/1/2018 (Insured; XLCA)	1,275,000	1,407,026

Riverside Improvement Board, Act 1915
(Canyon Springs Assessment):
4%, 9/2/2010	1,230,000	1,245,732
4.25%, 9/2/2011	1,000,000	1,024,230

Sacramento City Unified School District, Election of 1999
5.25%, 7/1/2020 (Insured; FSA)	2,435,000	2,714,002

Sacramento County, Special Tax
(Community Facilities District Number 1):
5.20%, 12/1/2007	1,110,000	1,147,773
5.40%, 12/1/2009	1,220,000	1,282,501

Sacramento County Sanitation District
Financing Authority, Revenue 5.50%, 12/1/2014	4,000,000	4,503,080

San Diego County, COP (Burnham Institute) 5.70%, 9/1/2011	3,700,000	3,948,603

San Diego Housing Authority, MFHR
(Island Village Apartments) 5.10%, 7/1/2012
(Collateralized; FHLMC)	1,145,000	1,224,074

San Diego Unified School District, Election of 1998
5.25%, 7/1/2016 (Insured; FSA)	1,465,000	1,650,967

San Mateo County Community College District
(Election of 2001) 5%, 9/1/2020 (Insured; MBIA)	2,000,000	2,183,280

San Mateo Redevelopment Agency (Tax Allocation)
5.10%, 8/1/2014	1,835,000	1,961,101

San Mateo Union High School District
5%, 9/1/2021 (Insured; FSA)	2,545,000	2,759,976

Santa Clara Unified School District 5.50%, 7/1/2016	1,870,000	2,078,281

South Orange County Public Financing Authority,
Special Tax Revenue (Foothill Area)
5.25%, 8/15/2017 (Insured; FGIC)	2,000,000	2,225,840

South Placer Wastewater Authority,
Wastewater Revenue 5.50%, 11/1/2015
(Insured; FGIC) (Prerefunded 11/1/2010)	1,000,000 a	1,133,990

Southeast Resource Recovery Facilities Authority, LR:
4%, 12/1/2007 (Insured; AMBAC)	1,000,000	1,029,470
5.25%, 12/1/2017 (Insured; AMBAC)	1,000,000	1,105,510

Sunnyvale, Solid Waste Revenue
5.50%, 10/1/2015 (Insured; AMBAC)	1,695,000	1,879,399

Truckee-Donner Public Utility District, COP:
4.50%, 1/1/2008 (Insured; ACA)	1,500,000	1,546,185
4.50%, 1/1/2009 (Insured; ACA)	1,685,000	1,748,541

University of California, General Revenues
5%, 5/15/2015 (Insured; FSA)	1,280,000 b	1,417,587

U.S. Related--16.6%

Children's Trust Fund, Tobacco Settlement Revenue:
5.75%, 7/1/2013 (Prerefunded 7/1/2010)	1,000,000 a	1,120,700
5.75%, 7/1/2014 (Prerefunded 7/1/2010)	3,000,000 a	3,362,100

Guam, LOR (Section 30) 5.50%, 12/1/2010 (Insured; FSA)	3,000,000	3,362,910

Puerto Rico Commonwealth (Public Improvement):
5%, 7/1/2005	230,000	230,016
5.75%, 7/1/2008 (Insured; MBIA)	2,000,000	2,171,500
5.50%, 7/1/2013 (Insured; FSA)	2,000,000	2,306,500

Puerto Rico Electric Power Authority, Power Revenue:
5.75%, 7/1/2016 (Insured; FSA) (Prerefunded 7/1/2010)	2,000,000 a	2,258,540
5%, 7/1/2022 (Insured; MBIA)	2,945,000	3,227,808

Puerto Rico Highway & Transportation Authority,
Highway Revenue 6.25%, 7/1/2016 (Insured; FSA)	3,000,000	3,718,560

Puerto Rico Industrial Tourist Educational,
Medical, & Environmental Control Facilities
Financing Authority, Industrial Revenue
(Guaynabo Warehouse) 4.35%, 7/1/2006	1,170,000	1,183,982

Puerto Rico Public Buildings Authority, Revenue:
(Government Facilities) 5%, 7/1/2012 (Insured; AMBAC)	2,000,000	2,193,360
Government Facility 5.50%, 7/1/2016	1,500,000	1,721,010

Puerto Rico Public Finance Corp.
(Commonwealth Appropriation):
5.25%, 2/1/2012 (Insured; AMBAC)	1,500,000	1,665,840
5.75%, 2/1/2012	4,000,000	4,437,280

Virgin Islands Public Finance Authority, Revenue:
5.625%, 10/1/2010	2,000,000	2,117,100
5.875%, 10/1/2018	1,000,000	1,034,850

Virgin Islands Water and Power Authority, Electric Systems
5.125%, 7/1/2011 (Insured; Radian)	1,000,000	1,057,590

Total Long-Term Municipal Investments (cost $204,620,227)		213,847,022

Short-Term Municipal Investments--6.5%

California Department of Water Resources,
Power Supply Revenue, VRDN:
2.45% (LOC; Bank of New York &
California State Teachers' Retirement)	3,500,000 c	3,500,000

California Economic Recovery, VRDN:
2.45%	2,500,000 c	2,500,000
2.48%	3,550,000 c	3,550,000

California Housing Finance Agency, Revenue, VRDN 2.48%	1,385,000 c	1,385,000

California Kindergarten University, VRDN
2.48% (LOC; Citibank &
California State Teachers' Retirement)	3,500,000 c	3,500,000

Total Short-Term Municipal Investments(cost $14,435,000)		14,435,000

Total Investments (cost $219,055,227)	101.8%	228,282,022

Liabilities, Less Cash and Receivables	(1.8)%	(3,933,485)

Net Assets	100.0%	224,348,537

Notes to Statement of Investments:

(a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Purchased on a delayed delivery basis.
(c) Securities payable on demand. Variable interest rate -- subject to periodic change.
(d) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	August 10, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	August 10, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)